Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)s	Value of Initial $100 Investment Based on:		Net Income(5)	Adjusted EBITDA(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2022	$5,556,350	($3,709,787)	$1,357,745	($607,358)	$117	$111	$30,443,000	$296,565,000
2021	$5,632,702	$22,283,157	$1,626,959	$5,546,216	$165	$115	$24,167,000	$330,682,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Thomas J. Leonard served as our CEO for the entirety of 2022 and 2021. The other NEOs for each year reported are as follows:
•2022 – James B. Pekarek, Thomas W. Boehning, David L. Anbari and Robert L. Creviston
•2021 – James B. Pekarek, Thomas W. Boehning, Bettyann Bird and Lee M. Neumann

Peer Group Issuers, Footnote [Text Block]	The peer group Total Shareholder Return (TSR) represents TSR of the companies in the S&P 500 Healthcare & Services Index.
PEO Total Compensation Amount	$ 5,556,350	$ 5,632,702
PEO Actually Paid Compensation Amount	$ (3,709,787)	22,283,157
Adjustment To PEO Compensation, Footnote [Text Block]	The SEC’s rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions, no equity awards were granted and vested in the same year and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following tables detail the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):Compensation Actually Paid to PEO:

Year	Summary Compensation Table Total for PEO ($)	Deduct Stock Awards ($)	Deduct Option Awards ($)	Equity Award Adjustment ($)	Compensation Actually Paid ($)
2022	$5,556,350	$2,810,009	$1,491,133	($4,964,994)	($3,709,787)
2021	$5,632,702	$2,416,680	$1,240,409	$20,307,544	$22,283,157
◦PEO Equity Award Adjustment:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2022	$2,689,767	($4,684,932)	($2,969,829)	($4,964,994)
2021	$7,440,953	$12,274,333	$592,258	$20,307,544

Non-PEO NEO Average Total Compensation Amount	$ 1,357,745	1,626,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ (607,358)	5,546,216
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The SEC’s rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions, no equity awards were granted and vested in the same year and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following tables detail the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):Average Compensation Actually Paid to Non-PEO NEOs:

Year	Summary Compensation Table Total for Non-PEOs ($)	Deduct Stock Awards ($)	Deduct Option Awards ($)	Equity Award Adjustment ($)	Compensation Actually Paid ($)
2022	$1,357,745	$520,290	$276,095	($1,168,718)	($607,358)
2021	$1,626,959	$525,469	$269,707	$4,714,433	$5,546,216
◦non-PEO NEO Equity Award Adjustment:

Year	Year End Fair Value of Equity Award	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2022	$498,029	($1,135,518)	($531,229)	($1,168,718)
2021	$1,617,918	$2,984,544	$111,971	$4,714,433

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR

The SEC’s rules require that TSR be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between (1) compensation actually paid to our CEO (CAP) and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the two fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The SEC’s rules require that net income be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between compensation actually paid to our CEO (CAP) and the average of the compensation actually paid to our other NEOs and net income attributable to the Company over the two fiscal years ending December 31, 2022, as reported in the Company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA

Adjusted EBITDA is one of the corporate financial performance objectives used to determine awards under our Annual Performance-Based Incentive Compensation Program. The graph below shows the relationship between (1) compensation actually paid (CAP) to our CEO and the average of the compensation actually paid to our other NEOs and (2) our Adjusted EBITDA over the two fiscal years ending December 31, 2022, as reported in the company’s consolidated financial statements.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR

The SEC’s rules require that TSR be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between (1) our cumulative TSR and (2) peer group TSR, over the two fiscal years ending December 31, 2022.

Tabular List [Table Text Block]

Most Important Financial Performance Measures

Adjusted EBITDA

Revenue

Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 117	165
Peer Group Total Shareholder Return Amount	111	115
Net Income (Loss)	$ 30,443,000	$ 24,167,000
Company Selected Measure Amount	296,565,000	330,682,000
PEO Name	Thomas J. Leonard	Thomas J. Leonard
Additional 402(v) Disclosure [Text Block]	The Company completed its initial public offering in April 2021 and was not subject to Section 13(a) or 15(d) of the Exchange Act prior to that time.Net income attributable to the Company is reflected as reported in the company’s consolidated financial statements included in our 2022 Annual Report on Form 10-K.
Pay Versus Performance Comparative Disclosure
The Company uses several measures to reward achievement of our specific annual and long-term strategic goals, however, all of those performance measures are not presented in the Pay Versus Performance Table set forth above. The Company does not specifically align the Company’s performance measures with compensation that is actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to our performance for fiscal year 2022. Adjusted EBITDA is defined above under the caption “Annual Performance-Based Incentive Compensation” and is reflected as reported in the company’s consolidated financial statements included in our 2022 Annual Report on Form 10-K.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (rTSR)
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,810,009	$ 2,416,680
PEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,491,133	1,240,409
PEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,964,994)	20,307,544
PEO [Member] | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,689,767	7,440,953
PEO [Member] | Equity Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,684,932)	12,274,333
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,969,829)	592,258
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	520,290	525,469
Non-PEO NEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,095	269,707
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,168,718)	4,714,433
Non-PEO NEO [Member] | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	498,029	1,617,918
Non-PEO NEO [Member] | Equity Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,135,518)	2,984,544
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (531,229)	$ 111,971